Leases - Other Information Related To Leases (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lease Cost [Line Items]
Right-of-use assets	$ 117,882	$ 128,264
Current lease liabilities	9,416	8,959
Non-current lease liabilities	163,811	173,345
Operating Leases
Lease Cost [Line Items]
Right-of-use assets	100,249	106,127
Current lease liabilities	7,677	7,274
Non-current lease liabilities	$ 141,428	$ 145,445
Weighted average remaining lease term (in years)	11 years	11 years 10 months 24 days
Weighted-average discount rate (in percent)	0.150	0.145
Finance Leases
Lease Cost [Line Items]
Right-of-use assets	$ 17,633	$ 22,137
Current lease liabilities	1,739	1,685
Non-current lease liabilities	$ 22,383	$ 27,900
Weighted average remaining lease term (in years)	9 years 7 months 6 days	10 years 4 months 24 days
Weighted-average discount rate (in percent)	0.140	0.136